Income tax provision - Summary of reconciliation of tax expense (benefit) (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Applicable tax rate	22.00%	22.00%	22.00%